Segment reporting - Summarized Consolidated Statement of Cash Flows By Operating Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Net cash from (used in) operating activities	$ 255,553	$ (25,305)	$ 969,785
Net cash from (used in) investing activities	(158,845)	(353,246)	(117,106)
Net cash from (used in) financing activities	(62,895)	373,893	(999,701)
Capital expenditure	(540,240)	(413,319)	(225,410)
Right-of-use assets	21,493	29,001	52,955
Operating segments | Tankers
Disclosure of operating segments [line items]
Net cash from (used in) operating activities	230,207	(32,132)	958,798
Net cash from (used in) investing activities	(132,942)	(351,767)	(110,314)
Net cash from (used in) financing activities	(65,916)	(378,528)	(995,151)
Capital expenditure	(395,802)	(413,319)	(226,663)
Right-of-use assets	21,493	29,001
Operating segments | FSO
Disclosure of operating segments [line items]
Net cash from (used in) operating activities	33,474	35,532	36,328
Net cash from (used in) investing activities	(134,402)	0	0
Net cash from (used in) financing activities	101,582	(35,259)	(36,503)
Capital expenditure	(144,438)	0	0
Right-of-use assets	0	0
Equity-accounted investees
Disclosure of operating segments [line items]
Net cash from (used in) operating activities	8,128	28,705	25,341
Net cash from (used in) investing activities	(108,499)	1,479	6,792
Net cash from (used in) financing activities	98,561	(787,680)	(31,953)
Capital expenditure	0	0	$ (1,253)
Right-of-use assets	$ 0	$ 0